Investment Securities (Details) - USD ($)	Sep. 30, 2023	Mar. 01, 2023	Feb. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2022
Investment Securities [Line Items]
Investment amount		$ 88,994				$ 2,000,000
Upward adjustments				$ 485,776	$ 485,776
Downward adjustments				$ 306,612	$ 306,612
Investment closed	$ 100,000
Investment for consideration		89,519
Realized gain		$ 8,220
Marsprotocol Technologies Pte Ltd [Member]
Investment Securities [Line Items]
Equity interest percentage		40.00%
Investment In Auros Global Limited [Member]
Investment Securities [Line Items]
Investment closed			$ 1,999,987